Liability under insurance contracts and reinsurance contracts - Summary of fair value amounts of basic items of insurance contracts (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Composition Details And Fair Value Amount Of Basic Items Of Insurance Contract With Direct Participants [Abstract]
Fair value of financial asset liabilities insurance	₩ 6,338,236	₩ 5,498,129